Equity - Schedule of option allotments under share based compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning	639,420	611,130
Granted		50,332
Forfeited	(42,596)	(6,475)
Exercised	(61,087)	(15,567)
Outstanding, Ending balance	535,737	639,420
Number exercisable at end	486,900
Weighted Average Exercise Price, beginning	$ 9.75
Weighted Average Exercise Price, Granted		$ 6
Weighted Average Exercise Price, Forfeited	16.65	9.3
Weighted Average Exercise Price, Exercised	2.25	2.7
Weighted Average Exercise Price, Ending balance	10.05	$ 9.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 3.9